Other reserves (Narrative) (Details) - GBP (£) £ in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2018	Dec. 31, 2017
Disclosure of reserves within equity [line items]
Reserves	[1]	£ 4,532	£ 5,383 [2]
Amount of reclassifications or changes in presentation, equity			0
IFRSs 9 [member]
Disclosure of reserves within equity [line items]
Fair value previously recognised in the available for sale reserve are now recorded in fair value through other comprehensive income		228
Retained earnings [member]
Disclosure of reserves within equity [line items]
Amount of reclassifications or changes in presentation, equity			0
Currency translation reserve [member]
Disclosure of reserves within equity [line items]
Reserves		3,392	3,054
Increase (decrease) in equity		338
Available for sale reserve [member]
Disclosure of reserves within equity [line items]
Reserves		0	364
Fair value through other comprehensive income reserve [member]
Disclosure of reserves within equity [line items]
Reserves		(228)	0
Increase (decrease) in equity		(592)
Changes in fair value		(315)
Net gains transferred to net profits		164
Tax credit		(37)
Fair value through other comprehensive income reserve [member] | Retained earnings [member] | Increase (decrease) due to changes in accounting policy [member] | IFRSs 9 [member]
Disclosure of reserves within equity [line items]
Amount of reclassifications or changes in presentation, equity		(136)
Cash flow hedging reserve [member]
Disclosure of reserves within equity [line items]
Reserves		652	1,161
Increase (decrease) in equity		(509)	(944)
Changes in fair value		(472)
Net gains transferred to net profits		(211)
Tax credit		174
Own credit reserve [member]
Disclosure of reserves within equity [line items]
Reserves		(252)	(179)
Increase (decrease) in equity		73
Changes in fair value		98
Tax credit		25
Other reserves and treasury shares [member]
Disclosure of reserves within equity [line items]
Reserves		968	983
Net purchase of treasury shares		265	315
Vesting of deferred share-based payments		(250)	(329)
Treasury shares [member]
Disclosure of reserves within equity [line items]
Reserves		£ (43)	£ (28)

[1]	For notes to the Financial Statements see pages [xx] to [xx].
[2]

B arclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1, Basis of preparation on pages [xx] to [xx], Note 21, Transition disclosures on pages [xx] to [xx] and the Credit risk disclosures on page X toX and X.